RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Advances from directors (interest at prime plus 1%)	$ 40,372
Entities controlled by directors (non-interest-bearing)	62,828	34,756
Due to related parties	$ 103,200	$ 34,756